Acquisitions - Additional information (Details) ¥ in Thousands, kr in Thousands						6 Months Ended		12 Months Ended
	Mar. 31, 2025 CNY (¥)	Jul. 31, 2024 CNY (¥)	May 20, 2024 CNY (¥)	Jan. 31, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2024 SEK (kr)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Jan. 30, 2024	Dec. 31, 2023 CNY (¥)	Jun. 29, 2023
Investments in and Advances to Affiliates, Activity [Line Items]
Intangible assets								¥ 491,226		¥ 268,469
Deferred Tax Liabilities, Net								15,097
Suzhou Photon-Matrix
Investments in and Advances to Affiliates, Activity [Line Items]
Deferred Tax Liabilities, Net				¥ 34,348
Developed technology
Investments in and Advances to Affiliates, Activity [Line Items]
Intangible assets				¥ 138,569				¥ 138,569		¥ 0
Developed technology
Investments in and Advances to Affiliates, Activity [Line Items]
Intangible assets, estimated useful life				10 years				10 years
Suzhou Photon-Matrix
Investments in and Advances to Affiliates, Activity [Line Items]
Ownership interest				62.27%					49.17%
Hubei ECARX
Investments in and Advances to Affiliates, Activity [Line Items]
Payable to acquire interest in subsidiary						kr 21,271	¥ 13,920
Hubei ECARX | Suzhou Photon-Matrix
Investments in and Advances to Affiliates, Activity [Line Items]
Asset acquisition, interest percentage				13.10%
Asset acquisition, consideration transferred				¥ 46,306
JICA
Investments in and Advances to Affiliates, Activity [Line Items]
Payment to acquire business					¥ 1,000
Consideration transferred, liabilities incurred								¥ 265,667
Investment period					3 years
JICA | Hubei ECARX
Investments in and Advances to Affiliates, Activity [Line Items]
Amount of cash consideration					¥ 266,667
JICA | Hubei ECARX | JICA
Investments in and Advances to Affiliates, Activity [Line Items]
Controlling interest, percent						70.00%	70.00%
JICA | JICA | Hubei ECARX
Investments in and Advances to Affiliates, Activity [Line Items]
Equity interest											50.00%
JICA | Geely Auto | JICA | JICA
Investments in and Advances to Affiliates, Activity [Line Items]
Equity interest (as a percent)											50.00%
Suzhou Photon-Matrix
Investments in and Advances to Affiliates, Activity [Line Items]
Fair value of derecognized investment				34,829
Deferred Tax Liabilities, Net				¥ 34,348
Suzhou Photon-Matrix | Hubei ECARX
Investments in and Advances to Affiliates, Activity [Line Items]
Equity interest percentage		0.69%		13.10%				13.10%
Dongjun Group
Investments in and Advances to Affiliates, Activity [Line Items]
Amount of cash consideration			¥ 23,500
Payment to acquire business		¥ 11,750		¥ 11,750
Fair value of derecognized investment			¥ 22,200
Equity interest percentage			51.00%
Gain on equity method investment derecognized			¥ 1,174
Dongjun Group | Forecast
Investments in and Advances to Affiliates, Activity [Line Items]
Payment to acquire business	¥ 11,750